July 15, 2009

Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549

RE:	Sit Mutual Funds II, Inc. (the “Registrant”)
CIK #: 0000746601
File Nos. 2-91312 and 811-04033

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 40 under the Securities Act of 1933 to the Registration Statement on Form N-1A. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), to become effective on August 1, 2009.

The purpose of the enclosed Amendment is to include now available June 30, 2009 returns and assets under management in the Prospectus, update the table detailing other accounts managed by the portfolio management team in the Statement of Additional Information, and to address any comments from the SEC Examiner regarding the May 22, 2009 Post-Effective Amendment No. 39 filed pursuant to 485(a) under the 1933 Act (there were no comments).

All other revisions reflected in the enclosed amendments are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. Pursuant to Securities Act Release No. 6510 (Investment Company Release No. 13768, dated February 15, 1984), I hereby respectfully request that the enclosed Post-Effective Amendment receive either no review or selected review in the staff’s discretion. As an attorney I have reviewed the enclosed registration statement and represent that this Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions or comments on the enclosed filings to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures
cc:	Eric Berglund, KPMG LLP
Michael Radmer, Dorsey & Whitney LLP